Intangibles	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangibles	INTANGIBLES

As at	March 31, 2021				March 31, 2020
	Customer relationships	Software	Non-compete agreements	Total	Customer relationships	Software	Tradenames	Non- compete agreements	Total
	$	$	$	$	$	$	$	$	$
Cost	73,722	4,377	7,530	85,629	55,823	1,355	12,604	316	70,098
Additions, purchased	—	7	—	7	—	49	—	—	49
Additions through business acquisitions	—	—	—	—	16,077	2,909	—	6,964	25,950
Additions, internally generated	—	159	—	159	—	—	—	—	—
Disposals / retirements	(2,933)	(29)	(237)	(3,199)	—	—	—	—	—
Foreign currency translation adjustment	(3,069)	(180)	(391)	(3,640)	1,822	64	732	250	2,868
Subtotal	67,720	4,334	6,902	78,956	73,722	4,377	13,336	7,530	98,965
Accumulated amortization	31,970	1,242	613	33,825	21,837	644	—	66	22,547
Amortization	8,996	1,258	1,485	11,739	10,133	598	—	547	11,278
Impairment loss	—	—	—	—	—	—	13,336	—	13,336
Disposals / retirements	(2,933)	(29)	(236)	(3,198)	—	—	—	—	—
Subtotal	38,033	2,471	1,862	42,366	31,970	1,242	13,336	613	47,161
Net carrying amount	29,687	1,863	5,040	36,590	41,752	3,135	—	6,917	51,804

No impairment was recognized for the year ended March 31, 2021. An impairment loss of $13,336,000 was recognized as at March 31, 2020 for the tradenames related to the EPM and the ERP U.S. operations. The recoverable amount of the asset is its value-in-use, as determined by management. The continued development and promotion of the Alithya tradename, and its resulting increased recognition and value, has reduced the use, relative importance and value, of the Company’s past acquisitions’ historical tradenames. The tradenames will nevertheless continue to be registered and protected, where appropriate, for competitive considerations.